Stockholders' (Deficit) Equity (Series C Convertible Redeemable Preferred Stock) (Details) - Series C Convertible Redeemable Preferred Stock - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Oct. 24, 2014	Jun. 30, 2016	Jun. 30, 2015
Class of Stock [Line Items]
Temporary equity, shares authorized (in shares)	100,000	100,000	100,000
Temporary equity, stated value (usd per share)	$ 1,000	$ 1,000	$ 1,000
Annual dividend rate, percent	12.00%
Conversion price per share (USD per share)	$ 80
Early redemption premium, percent	6.00%
Percent excluded from redemption fee	33.00%
Conversion price excluded from redemption fee (USD per share)	$ 100
Securities Purchase Agreement
Class of Stock [Line Items]
Undeclared dividends		$ 1,156	$ 468